Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Manager Directed Portfolios
Entity Central Index Key	dei_EntityCentralIndexKey	0001359057
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Hardman Johnston International Growth Fund
Marmont Emerging Markets Fund
each a “Fund,” and together the “Funds,”
each a series of Manager Directed Portfolios
Supplement dated July 8, 2020 to each Fund’s Prospectus and
the Funds’ Statement of Additional Information (“SAI”), each dated February 28, 2020
Effective July 15, 2020, Marmont Partners LLC, the investment adviser to the Funds, has changed its name to Dakota Investments LLC. Accordingly, all references in each Fund’s Prospectus and the Funds’ SAI to “Marmont Partners LLC” are hereby deleted and replaced with references to “Dakota Investments LLC.”
In addition, each Fund’s Prospectus and the Funds’ SAI are amended to include a new website and e-mail address for shareholder inquiries as follows:
All references to www.marmontpartners.com are hereby deleted and replaced with references to www.hardmanjohnstonfunds.com, and all references to inquiries@marmontpartners.com are hereby deleted and replaced with references to inquiry@dakotainvestments.com.
Finally, all references to the “Marmont Funds” are hereby deleted and replaced with references to the “Dakota Funds.”

Supplement Closing [Text Block]	ck0001359057_SupplementClosingTextBlock	Please retain this supplement for future reference.
Hardman Johnston International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Hardman Johnston International Growth Fund
Hardman Johnston International Growth Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HJIGX
Hardman Johnston International Growth Fund | Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HJIRX
Marmont Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Marmont Emerging Markets Fund